Significant accounting policies (Details Textual)	Dec. 31, 2018	Dec. 31, 2017
Significant accounting policies [Line Items]
Discount Rate For Pension Obligations	4.642%	5.114%
SQM North America [Member]
Significant accounting policies [Line Items]
Discount Rate For Pension Obligations	3.75%	4.50%